INITIAL PUBLIC OFFERING (Details) - $ / shares		9 Months Ended	11 Months Ended
	Jun. 19, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Units Issued During Period Shares New Issues			51,750,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50	$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Units Issued During Period Shares New Issues	51,750,000	51,750,000
Price per share	$ 10.00	$ 10.00	$ 10.00
Number of shares in a unit		1	1
Number of warrants in a unit		0.33	0.33
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50	$ 11.50
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Units Issued During Period Shares New Issues	6,750,000	6,750,000
Price per share	$ 10.00